Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
The following tables set forth by level within the fair value hierarchy, the Plan investments measured at fair value on a recurring basis:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$533,614,450	$—	$—	$533,614,450
Money market fund	—	33,201,277	—	33,201,277
STMicroelectronics N.V. stock fund	7,572,676	—	—	7,572,676
Self-directed brokerage accounts	22,075,253	348,519	—	22,423,772
Total investments measured at fair value	563,262,379	33,549,796	—	596,812,175
Common Collective Trust measured at net asset value (a)	—	—	—	8,122,031

Total investments	$563,262,379	$33,549,796	$—	$604,934,206

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$500,842,496	$—	$—	$500,842,496
Money market fund	—	36,975,032	—	36,975,032
STMicroelectronics N.V. stock fund	7,998,463	—	—	7,998,463
Self-directed brokerage accounts	18,943,213	—	—	18,943,213
Total investments measured at fair value	527,784,172	36,975,032	—	564,759,204
Common Collective Trust measured at net asset value (a)	—	—	—	6,040,872

Total investments	$527,784,172	$36,975,032	$—	$570,800,076

(a) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Plan Benefits.